Trade accounts receivable - net - Summary of Trade Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable	$ 2,442,465	$ 2,570,963	$ 1,876,878
Expected credit loss of the year	(191,236)	(202,621)	(156,403)
Trade accounts receivable	$ 2,251,229	$ 2,368,342	$ 1,720,475